[Janus letterhead]
June 11, 2010
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find definitive additional materials filed on Schedule 14A relating to the definitive proxy statement filed with the Securities and Exchange Commission on April 7, 2010.
No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.
If you have any questions regarding this filing, please call me at (303) 336-4045.
Sincerely,
/s/ Robin Nesbitt
Robin Nesbitt, Esq.
Legal Counsel
Enclosure (via EDGAR only)

cc:	Stephanie Grauerholz, Esq. Larry Greene, Esq. Donna Brungardt